Cover Page	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	INFLEQTION, INC.
Entity Central Index Key	0002007825
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1946291
Entity Address, Address Line One	1315 West Century Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	303
Local Phone Number	440-1284
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Primary SIC Number	0737
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1315 West Century Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	303
Local Phone Number	440-1284
Contact Personnel Name	Matthew Kinsella